Accounts Receivable, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following (in thousands):

	September 30, 2025	December 31, 2024
Accounts receivable, current	$1,383	$2,015
Accounts receivable	-	4
Total accounts receivable	$1,383	$2,019
Less: Allowance for credit losses	$(146)	$(588)
Total accounts receivable, net	$1,237	$1,431

Accounts receivable, net consisted of the following (in thousands):

	As of December 31,
	2024	2023
Accounts receivable, current	2,008	1,456
Accounts receivable	4	22
Total accounts receivable	2,012	1,478
Less: Allowance for credit losses	(588)	(368)
Total accounts receivable, net	1,424	1,110

Schedule of Allowance for Credit Losses

The following table sets forth the activity in the Company’s allowance for credit losses (in thousands):

	September 30, 2025	December 31, 2024
Beginning balance	$588	$368
Provision for credit losses	46	540
Write-offs	(488)	(320)
Ending balance	$146	$588

The following table sets forth the activity in the Company’s allowance for credit losses (in thousands):

	As of December 31,
	2024	2023
Beginning balance	368	359
Provision for credit losses	540	103
Write-offs	(320)	(94)
Ending balance	588	368